Pension and Other Benefit Programs - Amounts included in Accumulated Other Comprehensive Loss, Before Tax, Expected to Be Recognized as Components of Net Periodic Benefit Cost (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Summary of Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Line Items]
Prior service cost	$ (12)
Net actuarial loss	(260)
Total	(272)
Pension Plans
Summary of Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Line Items]
Prior service cost	(12)
Net actuarial loss	(260)
Total	(272)
Postretirement Medical Plans
Summary of Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Line Items]
Prior service cost	0
Net actuarial loss	0
Total	$ 0